CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 14,343		$ 19,344	$ 17,040		$ 16,890
Restricted cash	3,842		3,526	1,163		1,762
Accounts receivable, net of allowance for credit losses of $2,392 and $3,749, respectively	96,001		85,795			66,154
Inventories	155,323		109,166			84,377
Derivative assets	15,692		13,765			12,263
Prepaid expenses and other current assets	8,894		6,410			5,760
Total current assets	294,095		238,006			187,206
Property, plant and equipment, net	131,802		127,613			126,274
Goodwill	97,053		97,053			97,053	$ 14,616
Intangible assets, net	122,565		125,914			132,339
Other long-term assets	15,931		4,434			5,268
Total Assets	661,446		593,020	562,763		548,140
LIABILITIES, REDEEMABLE UNITS, AND UNITHOLDERS' DEFICIT
Current maturities of long-term debt	8,157		8,735			6,108
Short-term debt	67,871		4,510			6,447
Short-term related party debt			34,199			26,316
Accounts payable	117,871		80,405			63,517
Derivative liabilities	7,583		14,021			3,397
Accrued expenses and other current liabilities	29,842		26,370			23,509
Total current liabilities	231,324		168,240			129,294
Long-term debt, net	297,044		277,064			271,263
Subordinated related party debt	13,300		13,300			17,580
Deferred income taxes	20,132		25,515			26,312
Other long-term liabilities	11,589		3,028			2,769
Total liabilities	573,389		487,147			447,218
Commitments and contingencies (Note 16)
Unitholders' Deficit
Common Units: $0 par value 375,420,213 units authorized; 332,209,476 units and 329,042,787 units issued and outstanding at June 30, 2022 and December 31, 2021, respectively
Additional paid-in-capital	60,975		60,973			59,912
Accumulated deficit	(276,196)		(251,725)			(205,570)
Accumulated other comprehensive income	4,724		12,018			3,820
Total unitholders' deficit attributable to Westrock Coffee Holdings, LLC	(210,497)		(178,734)			(141,838)
Noncontrolling interest	2,801		2,736			2,097
Total unitholders' deficit	(207,696)	$ (192,606)	(175,998)	$ (159,886)	$ (152,562)	(139,741)	$ (4,362)
Total Liabilities, Redeemable Units and Unitholders' Deficit	661,446		593,020			548,140
Series A Redeemable Common Equivalent Preferred Units [Member]
LIABILITIES, REDEEMABLE UNITS, AND UNITHOLDERS' DEFICIT
Redeemable Common Equivalent Preferred Units	277,762		264,729			$ 240,663
Series B Redeemable Common Equivalent Preferred Units [Member]
LIABILITIES, REDEEMABLE UNITS, AND UNITHOLDERS' DEFICIT
Redeemable Common Equivalent Preferred Units	$ 17,991		$ 17,142